SHARE- BASED COMPENSATION (Narrative) (Details) $ in Thousands		6 Months Ended
		Jun. 30, 2022 USD ($) Years shares	Jun. 30, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description		Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan.
Maturity for share option and incentive plans | Years		10
Employees Directors And Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options approved to grant | shares		302,000	217,500
Fair value of options granted | $		$ 181	$ 356
Subsidiaries Employees Consultants And Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options approved to grant | shares	[1]	297,523	431,851
Fair value of options granted | $	[1]	$ 908	$ 1,311
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs approved to grant | shares		25,200
Fair value of restricted stock units granted | $		$ 25

[1]	Retroactively reflect the 1:10 Ordinary share split implemented on June 8, 2021, in Canonic Ltd.